Exhibit 99.7

Monthly Noteholder’s Statement

Synchrony Credit Card Master Note Trust

Series 2012-5

Class A 0.9500% Notes

Class B 1.5100% Notes

Class C 2.3000% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the “Indenture”) between Synchrony Credit Card Master Note Trust (the “Issuer”) and Deutsche Bank Trust Company Americas, as indenture trustee (the ”Indenture Trustee”), as supplemented by the Series 2012-5 Indenture Supplement (the “Indenture Supplement”), dated as of June 20, 2012, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2012-5 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of March 16, 2015, and with respect to the performance of the Trust during the Monthly Period ended February 21, 2015 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	02/27/2015
Monthly Period Beginning:	01/22/2015
Monthly Period Ending:	02/21/2015
Previous Payment Date:	02/17/2015
Payment Date:	03/16/2015
Interest Period Beginning:	02/17/2015
Interest Period Ending:	03/15/2015
Days in Monthly Period:	31
Days in Interest Period:	27
Is there a Reset Date?	No

I. Trust Receivables Information

a.	Number of Accounts Beginning		23,855,394
b.	Number of Accounts Ending		23,542,420
c.	Average Accounts Balance (q / b)		666.34

d.	BOP Principal Receivables		16,248,767,649.13
e.	BOP Finance Charge Receivables		731,557,563.53
f.	BOP Total Receivables		16,980,325,212.66

g.	Increase in Principal Receivables from Additional Accounts		0.00
h.	Increase in Principal Activity on Existing Securitized Accounts		1,627,858,875.34
i.	Increase in Finance Charge Receivables from Additional Accounts		0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts		369,983,810.92
k.	Increase in Total Receivables		1,997,842,686.26

l.	Decrease in Principal Receivables due to Account Removal		0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts		2,189,433,648.72
n.	Decrease in Finance Charge Receivables due to Account Removal		0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts		380,967,030.86
p.	Decrease in Total Receivables		2,570,400,679.58

q.	EOP Aggregate Principal Receivables		15,687,192,875.75
r.	EOP Finance Charge Receivables		720,574,343.59
s.	EOP Total Receivables		16,407,767,219.34

t.	Excess Funding Account Balance		0.00

u.	Required Principal Balance		14,127,262,921.79
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)		862,795,608.17
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount)		2,194,929,953.96

II. Investor Information (Sum of all Series, excluding new issuances and additional draws subsequent to end of the Monthly Period)
a.	Note Principal Balance
	i.	Beginning of Interest Period	12,811,467,029.75
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws	0.00

	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	635,000,000.00
	iv.	As of Payment Date	12,176,467,029.75

b.	Excess Collateral Amount
	i.	Beginning of Interest Period	1,315,795,892.04
	ii.	Change to Excess Collateral Amount in connection with the Supplemental	0.00
		Indenture
	iii.	Increase in Excess Collateral Amount due to New Issuance	0.00
	iv.	Reductions in Required Excess Collateral Amount	40,675,676.00
	v.	Increase in Unreimbursed Investor Charge-Off	0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix.	As of Payment Date	1,275,120,216.04

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	635,000,000.00
	iii.	Withdrawal for Principal Payment	635,000,000.00
	iv.	As of Payment Date	0.00

d.	Collateral Amount
	i.	End of Prior Monthly Period	15,464,982,220.36
	ii.	Beginning of Interest Period	14,127,262,921.79
	iii.	As of Payment Date	13,451,587,245.79

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	27.9004%
	ii.	Prior Monthly Period	26.1508%
	iii.	Two Months Prior Monthly Period	26.7216%
	iv.	Three-Month Average	26.9243%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	12.8953%
	ii.	Prior Monthly Period	13.5996%
	iii.	Two Months Prior Monthly Period	12.8702%
	iv.	Three-Month Average	13.1217%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current	6.7546%
	ii.	Prior Monthly Period	6.4913%
	iii.	Two Months Prior Monthly Period	6.6988%
	iv.	Three-Month Average	6.6482%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)		6.9498%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
	i.	Current	5.8790%
	ii.	Prior Monthly Period	5.3077%
	iii.	Two Months Prior Monthly Period	5.4622%
	iv.	Three-Month Average	5.5496%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)		6.0742%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)		17.8619%

h.	Default Amount for Defaulted Accounts			94,104,168.27
i.	Recovery Amount			11,856,125.15
j.	Collections
	i.	Total Trust Finance Charge Collections		365,933,235.03
	ii.	Total Trust Principal Collections		2,095,329,480.45
	iii.	Total Trust Collections		2,461,262,715.48

k.	Delinquency Data		Percentage	Total Receivables
	i.	1-29 Days Delinquent	3.4607%	567,829,145.23
	ii.	30-59 Days Delinquent	1.0028%	164,535,452.86
	iii.	60-89 Days Delinquent	0.7444%	122,140,000.87
	iv.	90-119 Days Delinquent	0.6294%	103,277,772.57
	v.	120-149 Days Delinquent	0.5997%	98,390,529.46
	vi.	150-179 Days Delinquent	0.5494%	90,142,407.05
	vii.	180 or Greater Days Delinquent	0.0000%	0.00

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current		20.9506%
	ii.	Prior Monthly Period		19.4289%
	iii.	Two Months Prior Monthly Period		19.6883%
	iv.	Three-Month Average		20.0226%
b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
	i.	Current		2.9723%
	ii.	Prior Monthly Period		2.9723%
	iii.	Two Months Prior Monthly Period		2.9723%
	iv.	Three-Month Average		2.9723%
c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current		17.9784%
	ii.	Prior Monthly Period		16.4567%
	iii.	Two Months Prior Monthly Period		16.7160%
	iv.	Quarterly Excess Spread Percentage		17.0503%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.			0.791667

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.			0.791667

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.			0.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.			1.258333

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.			1.258333

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.			0.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.			1.916667

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.			1.916667

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.			0.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance		600,000,000.00
b.	Class B Note Initial Principal Balance		75,709,779.00
c.	Class C Note Initial Principal Balance		51,104,101.00
d.	Initial Excess Collateral Amount (As of Payment Date)		97,928,389.00
e.	Initial Collateral Amount (As of Payment Date)		824,742,269.00

f.	Class A Note Principal Balance
	i.	Beginning of Interest Period	600,000,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	600,000,000.00

g.	Class B Note Principal Balance
	i.	Beginning of Interest Period	75,709,779.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	75,709,779.00

h.	Class C Note Principal Balance
	i.	Beginning of Interest Period	51,104,101.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	51,104,101.00

j.	Excess Collateral Amount
	i.	Beginning of Interest Period	97,928,389.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Reduction in Excess Collateral Amount	0.00
	iv.	As of Payment Date	97,928,389.00

k.	Collateral Amount
	i.	Beginning of Interest Period	824,742,269.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv.	Increase/Decrease in Reallocated Principal Collections	0.00
	v.	Reduction in Excess Collateral Amount	0.00
	vi.	Principal Accumulation Account Deposit	0.00
	vii.	As of Payment Date	824,742,269.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	5.2574%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A

l.	Required Excess Collateral Amount (As of Payment Date)		97,928,389.00

VII. Investor Charge-Offs and Reallocated Principal Collections
(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs		0.00
b.	Current Unreimbursed Investor Defaults		0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount		0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)		0.00
e.	Ending Unreimbursed Investor Charge-Offs		0.00
f.	Beginning Unreimbursed Reallocated Principal Collections		0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7		0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)		0.00
i.	Ending Unreimbursed Reallocated Principal Collections		0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts		824,742,269.00
b.	Allocation Percentage Numerator - for Principal Collections		824,742,269.00
c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	16,248,767,649.13
	ii.	Number of Days at Balance	31

		iii.	Weighted Average Principal Balance		16,248,767,649.13

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts				14,127,262,921.79

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections				14,127,262,921.79

f.	Average Daily Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.iii. or d.)				5.0757%

g.	Average Daily Allocation Percentage, Principal Collections (b. / greater of c.iii. or e.)				5.0757%

h.	Series Allocation Percentage				5.8379%

IX. Collections and Allocations				Trust	Series

a.	Finance Charge Collections			365,933,235.03	18,573,753.71
b.	Recoveries			11,856,125.15	601,783.94
c.	Principal Collections			2,095,329,480.45	106,353,099.37
d.	Default Amount			94,104,168.27	4,776,465.97
e.	Dilution			96,268,524.55	4,886,322.67
f.	Investor Uncovered Dilution Amount			0.00	0.00
g.	Dilution including Fraud Amount			98,911,098.49

h.	Available Finance Charge Collections
		i.	Investor Finance Charge Collections		18,573,753.71
		ii.	Excess Finance Charge Collections allocable to Series 2012-5		0.00
		iii.	Principal Accumulation Account Investment Proceeds		0.00
		iv.	Investment earnings in the Reserve Account		0.00
		v.	Reserve Account Draw Amount		0.00
		vi.	Net Swap Receipts		N/A
		vii.	Recoveries		601,783.94
i.	Available Finance Charge Collections (Sum of h.i through h.vii)				19,175,537.65
j.	Total Collections (c.Series + i.)				125,528,637.02
k.	Total Finance Charge Collections deposited in the Collection Account (net of any amounts distributed to Transferor and owed to Servicer)				668,238.10

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections				19,175,537.65

i.	On a pari passu basis:
	a.		Payment to the Indenture Trustee, to a maximum of $25,000		0.00
	b.		Payment to the Trustee, to a maximum of $25,000		0.00
	c.		Payment to the Administrator, to a maximum of $25,000		20.43

ii.	To the Servicer:
	a.		Noteholder Servicing Fee		1,374,570.45
	b.		Noteholder Servicing Fee previously due but not paid		0.00
	c.		Total Noteholder Servicing Fee		1,374,570.45

iii.	On a pari passu basis:
	a.		Class A Monthly Interest		475,000.00
	b.		Class A Deficiency Amount		0.00
	c.		Class A Additional Interest		0.00
	d.		Class A Additional Interest not paid on prior Payment Date		0.00

iv.	On a pari passu basis:
	a.		Class B Monthly Interest		95,268.14
	b.		Class B Deficiency Amount		0.00
	c.		Class B Additional Interest		0.00
	d.		Class B Additional Interest not paid on prior Payment Date		0.00

v.	On a pari passu basis:
	a.		Class C Monthly Interest		97,949.53
	b.		Class C Deficiency Amount		0.00
	c.		Class C Additional Interest		0.00
	d.		Class C Additional Interest not paid on prior Payment Date		0.00

vi.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount	4,776,465.97
	b.	Aggregate Investor Uncovered Dilution Amount	0.00
vii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs	0.00
	b.	Reallocated Principal Collections	0.00

viii.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount		0.00

ix.	Amounts required to be deposited to the Spread Account or Reserve Account		0.00

x.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall		0.00

xi.	On a pari passu basis:
	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty	N/A
	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty	N/A
	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty	N/A

xii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiii.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:		12,356,263.13
	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or	0.00

	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2012_5 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.	0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One			208,358,499.04
b.	Finance Charge Shortfall for Series 2012-5			0.00
c.	Finance Charge Shortfall for all Series in Group One			0.00
d.	Excess Finance Charges Collections Allocated to Series 2012-5			0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections			106,353,099.37
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7			0.00
c.	Plus: Shared Principal Collections allocated to this Series			0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Sec			4,776,465.97
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Sec			0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge			0.00
	Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)

g.	Available Principal Collections (Deposited to Principal Account)			111,129,565.34
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)		111,129,565.34
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)		0.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)		0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)		111,129,565.34
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders	0.00
		b.	Principal paid to Class B Noteholders	0.00
		c.	Principal paid to Class C Noteholders	0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2012-5)		1,812,528,710.50
	vii.	Series Principal Shortfall		0.00
	viii.	Shared Principal Collections allocated to this Series from other Series		0.00

XIII. Series 2012-5 Accumulation
a.	Controlled Accumulation Period Length in months (scheduled)			1.00
b.	Controlled Accumulation Amount			0.00
c.	Controlled Deposit Amount			0.00
d.	Accumulation Shortfall			0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period		0.00
	ii.	Controlled Deposit Amount		0.00
	iii.	Withdrawal for Principal Payment		0.00
	iv.	As of Payment Date		0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)			3/16/2015
b.	Required Reserve Account Amount (Reduced to 0% due to the reduction of Controlled Accumulation Period to 1 month)			0.00
c.	Beginning Available Reserve Account Amount			0.00
d.	Reserve Draw Amount			0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.			0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)			0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)			0.00
h.	Ending Available Reserve Account Amount			0.00

V. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage		0.00%
b.	Required Spread Account Amount		0.00
c.	Beginning Available Spread Account Amount		0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall		0.00
e.	Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date		0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event		0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default		0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency		0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount		0.00
j.	Ending Available Spread Account Amount		0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest		0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount Free Equity:		No
	i.	Free Equity Amount	2,194,929,953.96
	ii.	Minimum Free Equity Amount	862,795,608.17
	iii.	Excess Free Equity Amount	1,332,134,345.79

b.	The Note Trust Principal Balance is less than the Required Principal Balance Note Trust Principal Balance:		No
	i.	Note Trust Principal Balance	15,687,192,875.75
	ii.	Required Principal Balance	14,127,262,921.79
	iii.	Excess Principal Balance	1,559,929,953.96

c.	The three-month average Portfolio Yield is less than three-month average Base Rate Portfolio Yield:		No
	i.	Three month Average Portfolio Yield	20.0226%
	ii.	Three month Average Base Rate	2.9723%
	iii.	Three month Average Excess Spread	17.0503%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date		No
	i.	Expected Principal Payment Date	06/15/2015
	ii.	Current Payment Date	03/16/2015

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?		No

f.	Are there any material breaches or pool of assets representations and warranties or covenants?		No

g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?		No

h.	Has an early amortization event occurred?		No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder’s Statement as of the 11th day of March 2015.

Synchrony Financial, as Subservicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Chief Financial Officer

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